Loan Commitments and Letters of Credit (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Commitments to extend credit: [Abstract]
Commitments to originate loans	$ 7,531	$ 26,170
Undisbursed construction loans	28,939	25,107
Undisbursed home equity lines of credit	46,819	45,403
Undisbursed commercial lines of credit	47,354	60,363
Overdraft protection lines	1,262	1,230
Standby letters of credit	173	81
Total loan commitments and letters of credit	132,078	158,354
Future fixed rate loan commitments	$ 5,300	$ 10,800
Future fixed rate loan commitments rate, stated percentage rate range, minimum	2.88%	3.00%
Future fixed rate loan commitments rate, stated percentage rate range, maximum	5.75%	5.75%